Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue		$ 2,484,712,280	$ 1,857,593,678	$ 1,822,540,697
CHILE
Statement [Line Items]
Revenue		1,781,697,146	1,436,790,253	1,342,369,499
Argentina, Pesos
Statement [Line Items]
Revenue	[1]	612,603,034	338,214,943	390,443,569
URUGUAY
Statement [Line Items]
Revenue		21,643,168	19,483,698	17,805,957
PARAGUAY
Statement [Line Items]
Revenue		48,286,593	39,244,642	47,148,643
BOLIVIA
Statement [Line Items]
Revenue		20,482,339	23,860,142	24,773,029
Foreign countries [member]
Statement [Line Items]
Revenue		$ 703,015,134	$ 420,803,425	$ 480,171,198

[1]	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.